Restructuring - Net cash outflows from restructuring (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Restructuring
Utilization	€ 1,061
Net Cash flows Time Account	1,325
Cash Outflows of Share Based Payments Related To Restructuring	171
Employees taxes payable	(70)
Net cash flows	€ 2,487